Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax rates of subsidiaries incorporated outside of Israel
Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25%
Spain	25%
China	25%
United Kingdom	19%

(1)	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.

Reconciliation of changes in deferred tax liability (asset)
In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as of January 1, 2020	(421)	32	84	19	54	(232)
Changes in 2020:
Amounts recorded in the statement of income	(17)	6	13	(28)	60	34
Amounts recorded to a capital reserve	-	-	(6)	-	(3)	(9)
Translation differences	(1)	-	3	2	4	8
Balance as of December 31, 2020	(439)	38	94	(7)	115	(199)
Changes in 2021:
Additions in respect of business combinations	-	1	1	9	2	13
Amounts recorded in the statement of income	16	-	2	(14)	(24)	(20)
Amounts recorded to a capital reserve	-	-	(22)	(1)	-	(23)
Translation differences	2	-	(2)	(3)	(5)	(8)
Balance as of December 31, 2021	(421)	39	73	(16)	88	(237)

Deferred taxes denominated by currencies
As of December 31
2021	2020
$ millions	$ millions

Euro	84	73
Brazilian Real	13	(4)
British Pound	-	17
U.S Dollar	(10)	(6)
Israeli Shekels	(327)	(280)
Other	3	1
	(237)	(199)

Composition of the taxes on income
For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Current taxes	145	70	91
Deferred taxes	22	(43)	61
Taxes in respect of prior years	93	(2)	(5)
	260	25	147

Disclosure of effective income tax rate reconciliation
For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Income before taxes on income, as reported in the statements of income	1,092	49	628
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	251	11	144
Add (less) – the tax effect of:
Reduced tax due to tax benefits	(64)	(6)	(8)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(10)	(4)	(15)
Tax on dividend	3	2	2
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	(8)	14	17
Taxes in respect of prior years*	93	(2)	(5)
Differences in measurement basis	(8)	10	15
Other differences	3	-	(3)
Taxes on income included in the income statements	260	25	147
* In 2021, including $47 million in respect of trapped earnings release
Taxes on income relating to items recorded in equity

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(22)	(6)	10
Change in investments at fair value through other comprehensive income	(21)	-	(1)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(1)	(3)	1
Total	(44)	(9)	10